Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Securities Act File Number	001-39088
Entity Registrant Name	Aesthetic Medical International Holdings Group Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1122 Nanshan Boulevard
Entity Address, Address Line Two	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Address Line Three	Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001757143
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	147,326,504
Amendment Flag	false
Document Fiscal Year Focus	2024
Auditor Name	Onestop Assurance PAC	Union Power HK CPA Limited
Auditor Firm ID	6732	3004
Auditor Location	Singapore	Hong Kong
Business Contact
Document and Entity Information
Contact Personnel Name	Wu Guanhua
Contact Personnel Email Address	toby@pengai.com.cn
Entity Address, Address Line One	1122 Nanshan Boulevard
Entity Address, Address Line Two	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Address Line Three	Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Country Region	86
City Area Code	755
Local Phone Number	2665 0533
American depositary shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, each
Trading Symbol	PAIYY
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share*
No Trading Symbol Flag	true